Commitments and Contingencies, textuals (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Recorded Unconditional Purchase Obligation [Line Items]
Insurance Maximum Amount	$ 1,000,000,000
Period Of Occurance	3 years
[LaeShippingCompanyIncMember]
Recorded Unconditional Purchase Obligation [Line Items]
Unrecorded Unconditional Purchase Obligation	26,100,000
[NamuShippingCompanyIncMember]
Recorded Unconditional Purchase Obligation [Line Items]
Unrecorded Unconditional Purchase Obligation	$ 31,900,000